Common Stock and Stock Plans, Employee Stock Ownership Plan (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock [Member]
Employee Stock Ownership Plan [Abstract]
Allocated shares (common)	149,638,081	155,810,091	138,978,383
Dividends paid to ESOP	$ 74	$ 155	$ 233
Preferred stock Unreleased [Member]
Employee Stock Ownership Plan [Abstract]
Unreleased shares (preferred)	609,434	822,242	1,071,418
Dividends paid to ESOP	$ 66	$ 77	$ 101
Preferred stock Unreleased [Member] | Conversion Value [Member]
Employee Stock Ownership Plan [Abstract]
Unreleased ESOP preferred shares, fair value	609	822	1,072
Preferred stock Unreleased [Member] | Redemption Value [Member]
Employee Stock Ownership Plan [Abstract]
Unreleased ESOP preferred shares, fair value	$ 700	$ 990	$ 1,231